UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10495

Fort Pitt Capital Funds
(Exact name of registrant as specified in charter)

680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Address of principal executive offices) (Zip code)

Douglas W. Kreps, 680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Name and address of agent for service)

412-921-1822
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments.
Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS
January 31, 2007 (Unaudited)

COMMON STOCKS - 87.7%	Shares	Value

Aerospace & Defense - 5.5%
The Boeing Company	12,500	$1,119,500
Honeywell International, Inc.	30,000	1,370,700
		2,490,200
Air Freight & Logistics - 2.0%
FedEx Corp.	8,000	883,200
Airlines - 2.3%
Alaska Air Group, Inc. *	24,000	1,028,400
Building Products - 0.0%
Trex Company, Inc. *	700	18,732
Capital Markets - 1.7%
The Charles Schwab Corporation	40,000	756,800
Commercial Banks - 7.3%
F.N.B. Corporation	48,700	856,633
Mellon Financial Corporation	30,000	1,282,200
PNC Financial Services Group	9,000	663,930
Sovereign Bancorp, Inc.	21,000	517,650
		3,320,413
Communications Equipment - 0.7%
Spectrum Control, Inc. *	27,399	329,336
Computers & Peripherals - 5.0%
Dell, Inc. *	18,000	436,500
EMC Corporation *	40,000	559,600
SanDisk Corporation *	31,100	1,250,220
		2,246,320
Diversified Financial Services - 3.7%
CIT Group, Inc.	13,000	766,480
Citigroup, Inc.	16,500	909,645
		1,676,125
Diversified Telecommunication Services - 13.6%
ALLTEL Corporation	10,000	612,900
AT&T, Inc.	60,000	2,257,800
IDT Corporation - Class B *	50,000	672,500
North Pittsburgh Systems, Inc.	30,000	707,100
Telefonos de Mexico SA de CV - ADR	20,000	614,000
Verizon Communications, Inc.	30,000	1,155,600
Windstream Corp.	10,339	153,844
		6,173,744
Grocery Stores - 2.2%
Koninklijke Ahold NV - ADR *	100,000	1,010,000
Health Care Equipment & Supplies - 1.9%
Advanced Medical Optics, Inc. *	24,000	882,000
Industrial Conglomerates - 8.6%
General Electric Company	35,700	1,286,985
Loews Corporation	30,000	1,303,800
Matthews International Corporation - Class A	13,000	527,150
Tyco International Ltd. +	25,000	797,000
		3,914,935

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
January 31, 2007 (Unaudited)

COMMON STOCKS - 87.7% (Continued)	Shares	Value
Insurance - 5.3%
Arthur J. Gallagher & Co.	30,000	860,100
Erie Indemnity Company - Class A	15,000	829,050
The Hartford Financial Services Group, Inc.	7,500	711,825
		2,400,975
Machinery - 8.6%
Ingersoll-Rand Company - Class A +	25,000	1,072,000
ITT Industries, Inc.	16,000	954,400
Joy Global, Inc.	22,200	1,031,634
Parker Hannifin Corporation	10,000	827,600
		3,885,634
Media - 4.0%
Comcast Corporation - Class A *	40,000	1,772,800
Discovery Holding Company - Class A *	3,000	49,710
		1,822,510
Metals & Mining - 0.5%
Alcoa, Inc.	7,000	226,100
Oil & Gas - 1.0%
El Paso Corporation	30,000	465,600
Pharmaceuticals - 5.8%
Allergan, Inc.	10,000	1,167,100
Pfizer, Inc.	5,000	131,200
Wyeth	27,000	1,334,070
		2,632,370
Road & Rail - 1.0%
Dollar Thrifty Automotive Group, Inc. *	10,000	471,300
Semiconductor & Semiconductor Equipment - 2.1%
Cognex Corporation	15,000	327,300
Texas Instruments, Inc.	20,000	623,800
		951,100
Software - 4.9%
CA Inc.	40,000	982,000
InterVoice, Inc. *	50,000	328,000
Microsoft Corporation	20,000	617,200
OPNET Technologies, Inc. *	20,000	270,200
		2,197,400
TOTAL COMMON STOCKS (Cost $27,757,748)		39,783,194

EXCHANGE TRADED FUND - 1.9%
iShares MSCI Japan Index Fund +	60,000	858,600
TOTAL EXCHANGE TRADED FUND (Cost $743,483)		858,600

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
January 31, 2007 (Unaudited)

	Principal
SHORT-TERM INVESTMENTS - 11.6%	Amount
Investment Companies - 2.5%
Goldman Sachs Financial Square Prime Obligations Fund, 4.91% **	1,140,185	1,140,185
U.S. Treasury Bill - 4.4%
4.98%, 2/22/2007	2,000,000	1,994,467
Variable Rate Demand Notes - 4.7%
Aim Liquid Assets, 4.80% **	2,122,114	2,122,114

TOTAL SHORT TERM INVESTMENTS (Cost $5,256,766)		5,256,766

Total Investments (Cost $33,757,997) - 101.2%		45,898,560

Liabilities in Excess of Other Assets - (1.2)%		(558,753)

TOTAL NET ASSETS - 100.0%		$45,339,807

* Non-income producing security.
+ U.S. Security of foreign company.
ADR American Depositary Receipt.
** Variable rate security. The rate listed is as of January 31, 2007.

The cost basis of investments for federal income tax purposes at January 31, 2007 was as follows*:

Cost of investments    $33,757,997

Gross unrealized appreciation  12,412,319
Gross unrealized depreciation  (271,756)
Net unrealized appreciation   $12,140,563

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fort Pitt Capital Funds

By (Signature and Title) _ /s/ Douglas W. Kreps
                                                                    Douglas W. Kreps, President

Date   3/20/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _ /s/ Douglas W. Kreps
                                                                       Douglas W. Kreps, President

Date   3/20/07

By (Signature and Title)* _ /s/ Charles A. Smith
                                                                      Charles A. Smith, Treasurer

Date   3/20/07

* Print the name and title of each signing officer under his or her signature.